FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Capital Structure Explanatory	The capital structure of the Group consists of debt, which includes the cash and cash equivalents disclosed in note 18, borrowings in note 19 and equity attributable to equity holders of the parent, comprising issued capital, reserves and retained earnings as disclosed in the consolidated statement of changes in equity.

	2025	2024
	£m	£m
Cash and cash equivalents (note 18)	2,694	2,638
Current borrowings (note 19)	(822)	(584)
Non-current borrowings (note 19)	(4,114)	(3,744)
Cash and cash equivalents less borrowings	(2,242)	(1,690)
Equity	2,772	3,734
Capital	530	2,044

Maturity Analysis For Financial Liabilities
The following table is an analysis of future anticipated cash flows, in the form of interest and principal repayments, in relation to the Group’s financial liabilities and derivatives, on an undiscounted basis which, therefore, differs from the fair value and carrying value:

	Bank overdrafts	Bonds[1]	Lease liabilities	Total borrowings and leases	Trade payables and other financial liabilities[2]	Total non-derivative financial instruments	Derivative financial instruments receivable	Derivative financial instruments payable	Total derivative financial instruments	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2025
Within one year	(168)	(790)	(325)	(1,283)	(11,432)	(12,715)	2,032	(2,040)	(8)	(12,723)
Between one and two years	—	(791)	(294)	(1,085)	(91)	(1,176)	66	(77)	(11)	(1,187)
Between two and three years	—	(601)	(265)	(866)	(71)	(937)	544	(506)	38	(899)
Between three and four years	—	(408)	(241)	(649)	(13)	(662)	650	(633)	17	(645)
Between four and five years	—	(614)	(202)	(816)	(5)	(821)	17	(24)	(7)	(828)
Over five years	—	(2,611)	(1,124)	(3,735)	—	(3,735)	489	(503)	(14)	(3,749)
	(168)	(5,815)	(2,451)	(8,434)	(11,612)	(20,046)	3,798	(3,783)	15	(20,031)
Effect of discounting/financing rates	—	1,047	555	1,602	18	1,620	—	—	60	1,680
Total	(168)	(4,768)	(1,896)	(6,832)	(11,594)	(18,426)	—	—	75	(18,351)

	Bank overdrafts	Bonds[1]	Lease liabilities	Total borrowings and leases	Trade payables and other financial liabilities[2]	Total non-derivative financial instruments	Derivative financial instruments receivable	Derivative financial instruments payable	Total derivative financial instruments	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2024
Within one year	(171)	(536)	(353)	(1,060)	(12,140)	(13,200)	1,244	(1,296)	(52)	(13,252)
Between one and two years	—	(736)	(307)	(1,043)	(76)	(1,119)	99	(119)	(20)	(1,139)
Between two and three years	—	(723)	(281)	(1,004)	(45)	(1,049)	62	(80)	(18)	(1,067)
Between three and four years	—	(542)	(256)	(798)	(25)	(823)	516	(542)	(26)	(849)
Between four and five years	—	(359)	(235)	(594)	(13)	(607)	632	(656)	(24)	(631)
Over five years	—	(2,265)	(1,260)	(3,525)	(9)	(3,534)	479	(525)	(46)	(3,580)
	(171)	(5,161)	(2,692)	(8,024)	(12,308)	(20,332)	3,032	(3,218)	(186)	(20,518)
Effect of discounting/financing rates	—	1,004	672	1,676	26	1,702	—	—	134	1,836
Total	(171)	(4,157)	(2,020)	(6,348)	(12,282)	(18,630)	—	—	(52)	(18,682)
Notes
[1]Maturities reflect contractual cash flows applicable except in the event of a change of control or event of default, upon which the noteholder shall have the option to require the issuer to redeem or repay the notes within 45 days of the notice period
[2]Other financial liabilities principally include deferred income and customer advances, contingent consideration liabilities, deferred consideration liabilities, liabilities in respect of put option agreements with vendors within trade and other payables as disclosed in notes 16 and 17. The prior year table has been revised to include deferred consideration liabilities

Analysis of Fixed and Floating Rate Debt by Currency
The interest rate profile of the Group's interest bearing borrowings by currency including the effect of interest rate swaps and cross-currency interest rate swaps is set out below:

2025	£m	Fixed/ float rate[1]	Maturity (months)[1]
Currency
$ – fixed	955	5.24	79
£ – fixed[2]	1,057	3.62	110
£ – float[2]	428	SONIA	91
€ – fixed	2,705	2.60	38

2024	£m	Fixed/ float rate[1]	Maturity (months)[1]
Currency
$ – fixed	1,026	5.24	91
£ – fixed[2]	1,501	3.53	83
£ – float[2]	428	SONIA	103
€ – fixed	1,736	2.12	36
Note
[1]Weighted average
[2]Includes £428m held at a fixed rate until March 2026 (2024: March 2025) and floating rate from March 2026 to September 2033 (2024: March 2025 to September 2033)

Summary of Currency Risk

	Impact on income statement (Loss)/gain		Impact on equity Gain/(loss)
	2025	2024[1]	2025	2024
	£m	£m	£m	£m
US dollar	—	(3)	87	93
Note [1]The prior year comparative has been revised
Analysis of Financial Assets and Liabilities
An analysis of the Group's financial assets and liabilities by accounting classification is set out below:

	Derivatives in designated hedge relationships £m	Held at fair value through profit or loss £m	Held at fair value through other comprehensive income £m	Amortised cost £m	Carrying value £m
2025
Current and non-current assets
Trade receivables and other financial assets	—	—	504	9,183	9,687
Derivative assets	77	3	—	—	80
Other investments	—	289	45	—	334
Cash and cash equivalents	—	468	—	2,226	2,694

Current and non-current liabilities
Trade payables and other financial liabilities	—	—	—	(10,359)	(10,359)
Deferred income and customer advances	—	—	—	(955)	(955)
Borrowings	—	—	—	(4,936)	(4,936)
Derivative liabilities	(3)	(2)	—	—	(5)
Lease liabilities	—	—	—	(1,896)	(1,896)
Deferred consideration liabilities	—	—	—	(132)	(132)
Contingent consideration liabilities	—	(66)	—	—	(66)
Liabilities in respect of put options	—	—	—	(82)	(82)
	74	692	549	(6,951)	(5,636)

	Derivatives in designated hedge relationships £m	Held at fair value through profit or loss £m	Held at fair value through other comprehensive income £m	Amortised cost £m	Carrying value £m
2024
Current and non-current assets
Trade receivables and other financial assets[1]	—	—	359	9,838	10,197
Derivative assets	4	1	—	—	5
Other investments	—	306	92	—	398
Cash and cash equivalents	—	655	—	1,983	2,638

Current and non-current liabilities
Trade payables and other financial liabilities	—	—	—	(10,912)	(10,912)
Deferred income and customer advances	—	—	—	(1,160)	(1,160)
Borrowings	—	—	—	(4,328)	(4,328)
Derivative liabilities	(55)	(2)	—	—	(57)
Lease liabilities[2]	—	—	—	(2,020)	(2,020)
Deferred consideration liabilities[2]	—	—	—	(10)	(10)
Contingent consideration liabilities	—	(133)	—	—	(133)
Liabilities in respect of put options	—	—	—	(67)	(67)
	(51)	827	451	(6,676)	(5,449)

Note
[1]The prior year table has been revised to include trade receivables measured at fair value through other comprehensive income that are held to collect or sell, which were previously presented within amortised cost
[2]The prior year table has been revised to include deferred consideration liabilities and lease liabilities

Analysis of Financial Instruments Measured at Fair Value
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable or not based on observable inputs:
Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2 fair value measurements are those derived from inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (ie as prices) or indirectly (ie derived from prices);
Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).
Transfers between levels of the fair value hierarchy are recognised at the end of the reporting period in which the change in circumstances or inputs occurred. This policy is applied consistently to transfers into and out of each level.

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
2025
Derivatives in designated hedge relationships
Derivative assets	—	77	—	77
Derivative liabilities	—	(3)	—	(3)
Held at fair value through profit or loss
Money market funds	468	—	—	468
Other investments	96	—	193	289
Derivative assets	—	3	—	3
Derivative liabilities	—	(2)	—	(2)
Contingent consideration liabilities	—	(27)	(39)	(66)
Held at fair value through other comprehensive income
Trade receivables	—	504	—	504
Other investments	3	—	42	45

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
2024
Derivatives in designated hedge relationships
Derivative assets	—	4	—	4
Derivative liabilities	—	(55)	—	(55)
Held at fair value through profit or loss
Money market funds	655	—	—	655
Other investments	73	—	233	306
Derivative assets	—	1	—	1
Derivative liabilities	—	(2)	—	(2)
Contingent consideration liabilities	—	—	(133)	(133)
Held at fair value through other comprehensive income
Trade receivables[1]	—	359	—	359
Other investments	3	—	89	92
Note
[1]The prior year table has been revised to include the trade receivables measured at fair value through other comprehensive income
Reconciliation of level 3 fair value measurements:

	Contingent consideration liabilities	Other investments
	£m	£m
1 January 2024	(199)	325
Gains/(losses) recognised in the income statement	1	(29)
Exchange adjustments	1	2
Additions	(33)	24
Settlements	97	—
31 December 2024	(133)	322
Gains/(losses) recognised in the income statement	1	(21)
Losses recognised in other comprehensive income	—	(54)
Exchange adjustments	1	(15)
Transfers	27	(6)
Additions	—	9
Settlements	65	—
31 December 2025	(39)	235

Information about Hedged Items
The following table represents the Group's continued designated hedge relationships under IFRS 9.

	Cash flow hedges of foreign currency risk[1]		Cash flow hedges of interest rate risk[2]		Fair value hedges of foreign currency and interest rate risk		Net investment hedges of foreign currency risk
	2025	2024	2025	2024	2025	2024	2025	2024
Carrying amount of derivative hedging instruments[3]	£2m	£(56)m	£(1)m	—	£3m	£(15)m	£70m	£20m
Carrying amount of non-derivative hedging instruments (bonds)	—	—	—	—	—	—	£(228)m	£(244)m
Notional amount of hedged items	€900m	€1,400m	£428m	£428m	€500m	€500m	—	—
Notional amount of hedging instruments	€900m	€1,400m	£428m	£428m	€500m	€500m	US$1,285m	US$1,285m
Notional amount of hedged net assets	—	—	—	—	—	—	US$1,285m	US$1,285m
Change in fair value of hedged items (loss)/gain	£(1)m	£2m	—	—	£(12)m	£4m	£(68)m	£3m
Change in fair value of hedging instrument gain/(loss)	£3m	£(5)m	—	—	£13m	£(7)m	£68m	£(3)m
Hedge ineffectiveness gain/(loss)	£3m	£(3)m	—	—	£1m	£(3)m	—	—
Fair value gain/(loss) arising on hedging instruments deferred to OCI	£25m	£(35)m	—	—	—	—	£68m	£(3)m
Fair value amounts reclassified to profit and loss	£(58)m	£58m	—	—	—	—	—	—
Maturity date	2026-29	2025-29	2026	2025	2033	2033	2028-43	2028-43
Weighted average interest rate	5.48%	4.45%	4.21%	4.96%	SONIA	SONIA	5.24%	5.24%
Weighted average foreign exchange rate[4]	1.14	1.14	—	—	1.17	1.17	1.25	1.24
Notes
[1]Relates to fix Euro to GBP cross currency swaps designated as cash flow hedges
[2]Relates to float to fix GBP interest rate swaps
[3]This amount is presented in trade and other receivables, and trade and other payables. The use of derivatives may entail a derivative transaction qualifying for more than one hedge type designation under IFRS 9. Therefore, the carrying amounts are grossed up by hedge type, whereas they are presented at an instrument level in the balance sheet
[4]Weighted average foreign exchange rate is GBP against the currency in which the hedged item is presented